Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Alpha Healthcare Acquisition Corp. III [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation
Note 8 — Stock-based Compensation
On July 27, 2021, the Sponsor transferred 25,000 shares of Class B common stock to each of the three independent director nominees as compensation for their service on the board of directors. The awards will vest simultaneously with the closing of an initial business combination, provided the director has continuously served on the Company’s board of directors through the closing of such initial business combination. As such, the service period for these awards will start on the IPO Date. As the share awards would vest only upon the consummation on a business combination, the compensation expense in relation to these grants would be not recognized until the closing of the initial business combination. As a result, the Company recorded no compensation expense for the three months ended March 31, 2023 and 2022.
The fair value of the Founder Shares on the grant date was approximately $5.26 per share. The valuation performed by the Company determined the fair value of the Founder Shares on the date of grant based on the fair value of the Class A shares discounted for a) the probability of a successful business combination, and b) the lack of marketability. The aggregate grant date fair value of the award amounted to approximately $394,000.

Note 8 — Stock-based Compensation
On July 27, 2021, the Sponsor transferred 25,000 shares of Class B common stock to each of the three independent director nominees as compensation for their service on the board of directors. The awards will vest simultaneously with the closing of an initial business combination, provided the director has continuously served on the Company’s board of directors through the closing of such initial business combination. As such, the service period for these awards will start on the IPO Date. As the share awards would vest only upon the consummation on a business combination, the compensation expense in relation to these grants would not be recognized until the closing of the initial business combination. As a result, the Company recorded no compensation expense for any periods through December 31, 2022. No awards were granted, exercised or cancelled during the year ended December 31, 2022.
The fair value of the Founder Shares on the grant date was approximately $5.26 per share. The valuation performed by the Company determined the fair value of the Founder Shares on the date of grant based on the fair value of the Class A shares discounted for a) the probability of a successful business combination, and b) the lack of marketability. The aggregate grant date fair value of the award related to the 75,000 unvested founder shares amounted to approximately $394,000.